Consolidated statement of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or Loss
Revenue from transaction activities and other services	R$ 9,027,242	R$ 8,906,406	R$ 6,784,806
Financial income	6,653,046	6,252,735	3,514,425
Other financial income	268,113	175,773	149,491
Total revenue and income	15,948,401	15,334,914	10,448,722
Cost of sales and services	(8,132,580)	(7,470,895)	(5,775,895)
Selling expenses	(1,429,816)	(1,946,075)	(1,523,908)
Administrative expenses	(732,689)	(668,679)	(877,559)
FinancialExpenses	(3,269,556)	(3,151,552)	(790,635)
Other income (expenses), net	(366,653)	(338,397)	7,302
Profit before income taxes	2,017,107	1,759,316	1,488,027
Current income tax and social contribution	(101,846)	(60,718)	(119,801)
Deferred income tax and social contribution	(261,577)	(193,830)	(201,942)
Income tax and social contribution	(363,423)	(254,548)	(321,743)
Net income for the period	1,653,684	1,504,768	1,166,284
Attributable to:
Equity holders of the parent	1,653,684	1,504,768	1,166,102
Non-controlling interests	R$ 0	R$ 0	R$ 182
Basic earnings per common share - R$	R$ 5.1387	R$ 4.6002	R$ 3.5303
Diluted earnings per common share - R$	R$ 5.1047	R$ 4.5705	R$ 3.5105